Credit facility (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Sep. 23, 2025	Jan. 16, 2024
Credit facility
Revolving credit facility, amount	$ 75,000	$ 40,000	$ 15,000
Additional revolving credit facility, amount		$ 35,000	$ 10,000
Revolving credit facility, interest rate percentage description	amounts drawn on the Credit Facility bear interest at either (i) a rate determined by reference to the U.S. dollar prime rate plus a margin of 1.5% to 2.5% per annum, or (ii) the secured overnight financing rate plus a margin of 2.50% to 3.50% per annum
Standby fee description	The undrawn portion of the Credit Facility is subject to a standby fee of 0.5625% to 0.7875% per annum
Unamortized facility transaction cost	$ 87